Principal Accounting Policies - Schedule of Estimated Useful Lives (Details)	Dec. 31, 2024
Principal Accounting Policies - Schedule of Estimated Useful Lives (Details) [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	Over the shorter of lease term or the estimated useful lives of the assets
Building [Member]
Principal Accounting Policies - Schedule of Estimated Useful Lives (Details) [Line Items]
Property, Plant and Equipment, Salvage Value, Percentage	5.00%
Leasehold Improvements [Member]
Principal Accounting Policies - Schedule of Estimated Useful Lives (Details) [Line Items]
Property, Plant and Equipment, Salvage Value, Percentage	0.00%
Minimum [Member] | Building [Member]
Principal Accounting Policies - Schedule of Estimated Useful Lives (Details) [Line Items]
Property, Plant and Equipment, Useful Life	10 years
Minimum [Member] | Electronic devices and other general equipment [Member]
Principal Accounting Policies - Schedule of Estimated Useful Lives (Details) [Line Items]
Property, Plant and Equipment, Useful Life	2 years
Property, Plant and Equipment, Salvage Value, Percentage	0.00%
Maximum [Member] | Building [Member]
Principal Accounting Policies - Schedule of Estimated Useful Lives (Details) [Line Items]
Property, Plant and Equipment, Useful Life	50 years
Maximum [Member] | Electronic devices and other general equipment [Member]
Principal Accounting Policies - Schedule of Estimated Useful Lives (Details) [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Property, Plant and Equipment, Salvage Value, Percentage	5.00%